UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-6083

Name of Registrant: Vanguard Ohio Tax-Free Funds

Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2006–May 31, 2007

Item 1: Reports to Shareholders

Vanguard® Ohio Tax-Exempt Funds

> Semiannual Report

May 31, 2007

Vanguard Ohio Tax-Exempt Money Market Fund

Vanguard Ohio Long-Term Tax-Exempt Fund

>  Vanguard Ohio Long-Term Tax-Exempt Fund posted a return of 0.2% for the six months ended May 31, 2007. Vanguard Ohio Tax-Exempt Money Market Fund returned 1.8%.

>  Yields rose across the maturity spectrum as expectations of increased inflation took a firmer grip on the market.

>  Yield increases were greatest at the longer end of the maturity spectrum.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Advisor’s Report	6
Ohio Tax-Exempt Money Market Fund	9
Ohio Long-Term Tax-Exempt Fund	21
About Your Fund’s Expenses	37
Trustees Approve Advisory Arrangement	39
Glossary	40

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended May 31, 2007
	Ticker	Total
	Symbol	Returns
Vanguard Ohio Tax-Exempt Money Market Fund	VOHXX	1.8%
SEC 7-Day Annualized Yield: 3.70%
Taxable-Equivalent Yield: 6.09%[1]
Average Ohio Tax-Exempt Money Market Fund[2]		1.6

Vanguard Ohio Long-Term Tax-Exempt Fund	VOHIX	0.2%
SEC 30-Day Annualized Yield: 3.94%
Taxable-Equivalent Yield: 6.49%[1]
Lehman 10 Year Municipal Bond Index		0.1
Average Ohio Municipal Debt Fund[2]		0.0
Lehman Municipal Bond Index		0.3

Your Fund’s Performance at a Glance
November 30, 2006–May 31, 2007
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Ohio Tax-Exempt Fund
Money Market	$1.00	$1.00	$0.018	$0.000
Long-Term	12.11	11.84	0.256	0.036

1  This calculation, which assumes a typical itemized tax return, is based on the maximum federal tax rate of 35% and the maximum state of Ohio income tax rate. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.

2  Derived from data provided by Lipper Inc.

Chairman’s Letter

Dear Shareholder,

The final two months of the fiscal half-year ended May 31, 2007, saw bond yields move higher, and prices lower, as inflation concerns stirred. Vanguard Ohio Long-Term Tax-Exempt Fund returned 0.2%, edging out its benchmark index and the average return of competing Ohio municipal bond funds. The income portion of the fund’s return was sufficient to offset a decline in share price. The fund’s 3.94% yield at the end of May represented a slight increase versus six months ago. For investors in the highest income tax bracket, the taxable-equivalent yield rose to 6.49%.

Vanguard Ohio Tax-Exempt Money Market Fund posted a 1.8% result, ahead of the average return of its peers. The fund’s yield increased to 3.70%; the taxable equivalent was 6.09% for investors in the highest income tax bracket. The fund maintained a net asset value of $1 per share, as is expected but not guaranteed.

Please note: Although the funds’ income distributions are expected to be exempt from federal and Ohio state taxes, a portion of these distributions may be subject to the alternative minimum tax. The tax is triggered by holdings of private-activity bonds.

Mixed economic news led to weak bond returns

Over the six months, the yields of longer-term bonds rose faster than those of short-term bonds. This caused the “inverted” yield curve—which had persisted for many months as long-term U.S. Treasury yields remained lower than shorter-term yields—to begin a return to its historical upward-sloping maturity/yield relationship. The Federal Reserve Board’s intimations of concern about the inflation outlook helped to push long-term rates higher. However, the Fed held its target federal funds rate at 5.25% throughout the period.

Money market instruments remained a bright spot in the fixed income universe, with the Citigroup 3-Month Treasury Bill Index—a proxy for taxable money market yields—returning 2.5% for the half-year. The yield of the 3-month Treasury bill fell to 4.7% from its initial 5.0%. The broad taxable bond market returned 0.7% for the period, while municipal bonds posted a return of 0.3%.

Stocks were shaken early on but roared back in second half

Despite a short-lived tumble in late February and a cooldown of the domestic economy, the broad U.S. stock market moved solidly upward over the six months. In the first half of the period, the broad market had a modest positive return, but the second half saw a solid advance.

U.S. stocks were buoyed by an unprecedented flurry of merger-and-acquisition activity, particularly within the private-equity sector. Mid-capitalization stocks were the

Market Barometer
			Total Returns
	Periods Ended May 31, 2007
	Six Months	One Year	Five Years[1]
Bonds
Lehman U.S. Aggregate Bond Index (Broad taxable market)	0.7%	6.7%	4.7%
Lehman Municipal Bond Index	0.3	4.8	4.9
Citigroup 3-Month Treasury Bill Index	2.5	5.1	2.6

Stocks
Russell 1000 Index (Large-caps)	10.7%	22.9%	10.1%
Russell 2000 Index (Small-caps)	8.4	18.9	13.1
Dow Jones Wilshire 5000 Index (Entire market)	10.5	22.5	10.7
MSCI All Country World Index ex USA (International)	15.1	28.9	18.7

CPI
Consumer Price Index	3.2%	2.7%	3.0%

1  Annualized.

market leaders, outpacing the gains of large- and small-cap issues. As had been the case for well over a year, international stocks outperformed U.S. equities. Emerging markets again produced better gains than the developed markets of Europe and the Pacific.

The funds performed well amid changing market dynamics

Investor demand for municipal bonds continued at a very high level during the fiscal half-year, and states and cities year, international stocks outperformed U.S. equities. Emerging markets again produced better gains than the developed markets of Europe and the Pacific.responded with a heavy slate of new issuance. During the first half of the funds’ fiscal year, states and municipalities issued $203.8 billion in bonds, a record pace, as issuers took advantage of low interest rates and strong demand to retire debt issued when interest rates were higher.

New buyers have joined individuals and mutual funds in muni bond markets. These include property and casualty insurers, foreign banks, and hedge funds, all of which are pursuing higher yields at the long end of the maturity spectrum.

These supply-and-demand dynamics, as well as nascent concerns about the inflation outlook and a seasonal tax-effect toward the end of the period helped produce modestly higher yields (and lower prices) across the maturity spectrum during the six months. (In April and May, many investors sell some holdings in municipal bond funds to pay their state and federal income tax bills.)

Annualized Expense Ratios[1]
Your fund compared with its peer group

		Peer
Ohio Tax-Exempt Fund	Fund	Group
Money Market	0.10%	0.63%
Long-Term	0.14	1.11

1  Fund expense ratios reflect the six months ended May 31, 2007. Peer groups are: for the Ohio Tax-Exempt Money Market Fund, the Average Ohio Tax-Exempt Money Market Fund; and for the Ohio Long-Term Tax-Exempt Fund, the Average Ohio Municipal Debt Fund. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2006.

The Ohio Long-Term Tax-Exempt Fund’s 0.2% return reflected these factors. The prices of the fund’s bonds declined during the period—as is normal when interest rates increase—but the fund’s income was high enough to push the fund’s total return into the positive column.

Rising interest rates also boosted the Ohio Tax-Exempt Money Market Fund, whose short average maturity enabled it to quickly translate rising rates into higher income. The fund’s return of 1.8% was higher than the average return for its peers, a reflection of disciplined portfolio management and the fund’s low expense ratio. You can see from the table on page 4 that both Ohio tax-exempt funds enjoyed a wide cost advantage over peer funds—an advantage that accrues to shareholders over time.

Your muni fund’s dual role: Providing income and stability

Bonds have a role to play in every investor’s portfolio, and municipal bonds can be an especially attractive option for investors in higher tax brackets.

By committing a portion of your assets to the bond market, you gain ballast that helps you ride out storms in the stock market. By committing a portion of your bond portfolio to municipal bonds, you also help protect your returns from the tax collector’s reach. By entrusting your assets to Vanguard, you have selected a partner focused on managing risk, reducing costs, and providing clearly defined portfolios that can be used to build a diversified portfolio suited to your needs.

Thank you for investing with Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

June 12, 2007

Advisor’s Report

As bond yields moved higher (and prices lower) over the past six months, Vanguard Ohio Long-Term Tax-Exempt Fund returned 0.2%. Vanguard Ohio Tax-Exempt Money Market Fund returned 1.8%. Both funds outperformed the returns of their comparative standards and peer groups.

The investment environment

The U.S. economy continued to expand during the past six months, but at a slower pace than that observed 12 months ago. Consumer spending has increased solidly, as rising incomes and improved job prospects have helped to partially mitigate high energy prices, a slumping housing market, and higher short-term interest rates. Consensus expectations point to a continued modest deceleration to below 3% in the annualized growth rate of real gross domestic product.

The inflation picture has been mixed, with the core Consumer Price Index (CPI) bumping up against the Federal Reserve Board’s perceived threshold for price stability over the past 12 months. Nevertheless, Fed officials have stressed that long-run inflation expectations, as reflected in the difference between nominal and inflation-adjusted interest rates, remain fairly “contained.” Consequently, consensus expectations suggest that core CPI inflation will gradually decelerate toward 2%, from the 2.7% rate of the past 12 months.

Consistent with its inflation assessment, the Federal Reserve has left the target for the federal funds rate unchanged at 5.25% since June 2006.

Yields of Municipal Securities
(AAA-Rated General-Obligation Issues)
	November 30,	May 31,	Change
Maturity	2006	2007	(basis points)[1]
2 years	3.45%	3.68%	+23
5 years	3.43	3.76	+33
10 years	3.56	3.91	+35
30 years	3.91	4.25	+34

Yields of U.S. Treasury Securities
November 30,		May 31,	Change
Maturity	2006	2007	(basis points)[1]
2 years	4.61%	4.91%	+30
5 years	4.45	4.85	+40
10 years	4.46	4.89	+43
30 years	4.56	5.01	+45

1  One basis point equals 1/100 of a percentage point.

Source: Vanguard.

Interest rates moved higher

During the past six months, bond yields rose across all maturities, though the increase among short-term bonds was relatively modest. These interest rate dynamics flattened what had previously been an inverted U.S. Treasury yield curve, an unusual situation in which short-term bonds yield more than long-term securities. At the end of the period, the yield of the 10-year U.S. Treasury note was in line with that of the 2-year note, a relationship that is consistent with expectations for a neutral interest rate policy for the Federal Reserve.

On balance, shorter-term Treasury bonds outperformed municipal securities during the six months, though the longest-term municipal bonds outperformed their Treasury counterparts.

During the past six months, states and municipalities brought $203.8 billion in new debt to market—a record pace and a 23% increase from the same period a year ago. Borrowers took advantage of dips in interest rates during December and March to issue $47.8 billion in securities that will be used to retire existing, higher-cost debt. The national pattern was evident in the Ohio market. State and municipal issues totaled $6.8 billion through the first six months of the funds’ 2007 fiscal year, a 38.8% increase over a year ago.

Management of the funds

The performance of Vanguard Ohio Tax-Exempt Money Market and Long-Term Tax-Exempt Funds reflected the increase in rates during the past six months. The Tax-Exempt Money Market Fund returned 1.8% as its yield rose from 3.46% at the beginning of the period to 3.70% at the end. We kept the fund’s average maturity at the short end of its typical range, which allows the fund to accelerate the reinvestment of maturing securities at higher rates.

The Long-Term Fund returned 0.2%; the fund’s six months of interest income more than offset a modestly negative capital return as rising rates depressed the fund’s share price. The fund’s yield rose to 3.94%, from 3.74% at the beginning of the period. We kept the fund’s duration—a measure of sensitivity to interest rate changes—near the midpoint of its typical range, a position consistent with our expectation for relatively stable longer-term rates.

As always, security selection reflected the funds’ high-quality focus. Our funds’ expense advantage gives us an opportunity to provide an attractive and superior tax-exempt dividend without stretching for yield among lower-quality securities or assuming undue portfolio market risk. The near-term “cost” of this quality bias seems especially small today. Tax-exempt quality spreads have collapsed since late 2003, as the economy has firmed and memories of credit disasters (California’s fiscal crisis, Enron, the post-stock-market-bubble telecom blowups) have faded.

Over time, we expect our funds’ combination of low costs, prudent management, and bias toward high-quality issues to produce more-than-competitive returns, without subjecting shareholder capital to the significant risks lurking in the lower-rated tiers of the municipal bond market.

Please note: The U.S. Supreme Court recently agreed to hear a case that challenges the states’ conventional practice of providing different tax treatment for in-state and out-of-state municipal bonds. We don’t expect a ruling until winter 2007 or spring 2008, but we are continuing to monitor the issue and its potential impact on municipal bond portfolios. The case is not expected to affect the federal tax exemption available for interest earned on municipal bonds.

Marlin G. Brown, Portfolio Manager

John M. Carbone, Principal

Vanguard Fixed Income Group

June 14, 2007

Ohio Tax-Exempt Money Market Fund

Fund Profile

As of May 31, 2007

Financial Attributes

Yield	3.7%
Average Weighted Maturity	36 days
Average Quality[1]	MIG-1
Expense Ratio	0.10%[2]

Distribution by Credit Quality[3] (% of portfolio)

MIG-1/A-1+/SP-1+/F-1+	90%
P-1/A-1/SP-1/F-1	8
AAA/AA	2

1  Moody’s Investors Service.

2  Annualized.

3  Ratings: Moody’s Investors Service, Standard & Poor’s, Fitch.

See page 40 for a glossary of investment terms.

Ohio Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The annualized yield shown reflects the current earnings of the fund more closely than do the average annual returns.

Fiscal-Year Total Returns (%): November 30, 1996–May 31, 2007
		Average
		Fund[1]
Fiscal	Total	Total
Year	Return	Return
1997	3.5%	3.2%
1998	3.4	3.1
1999	3.0	2.8
2000	4.0	3.6
2001	3.0	2.6
2002	1.4	1.0
2003	0.9	0.6
2004	1.1	0.6
2005	2.2	1.7
2006	3.3	2.8
2007[2]	1.8	1.6
SEC 7-Day Annualized Yield (5/31/2007): 3.70%

Average Annual Total Returns: Periods Ended March 31, 2007

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
Ohio Tax-Exempt Money Market Fund	6/18/1990	3.50%	1.92%	2.58%

1  Returns for the Average Ohio Tax-Exempt Money Market Fund are derived from data provided by Lipper Inc.

2  Six months ended May 31, 2007.

Note: See Financial Highlights table on page 19 for dividend information.

Ohio Tax-Exempt Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets

As of May 31, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
Municipal Bonds (98.9%)
	Akron OH Bath & Copley Joint Township
	Hosp. Dist.Rev. (Summa Health
	Systems) VRDO	3.790%	6/7/07	LOC	14,765	14,765
[1]	Akron OH Income Tax Rev.
	(Community Learning Center)
	TOB VRDO	3.830%	6/7/07	(3)	4,325	4,325
	Anderson Township OH BAN	4.750%	6/14/07		7,000	7,002
	Brunswick OH BAN	4.500%	5/8/08		3,350	3,375
[1]	Butler County OH Waterworks
	Rev. TOB VRDO	3.820%	6/7/07	(2)	5,060	5,060
	Central Ohio Solid Waste Auth. BAN	4.250%	11/20/07		9,325	9,350
[1]	Chillicothe OH City School Dist.
	TOB VRDO	3.830%	6/7/07	(3)	5,165	5,165
[1]	Cincinnati OH City School Dist.
	GO TOB VRDO	3.810%	6/7/07	(3)	6,750	6,750
[1]	Cincinnati OH City School Dist.
	GO TOB VRDO	3.820%	6/7/07	(3)	8,775	8,775
[1]	Cincinnati OH City School Dist.
	GO TOB VRDO	3.820%	6/7/07	(4)	6,530	6,530
[1]	Cincinnati OH City School Dist.
	TOB VRDO	3.820%	6/7/07	(3)	4,690	4,690
[1]	Cincinnati OH City School Dist.
	TOB VRDO	3.830%	6/7/07	(4)	12,600	12,600
[1]	Cincinnati OH Water System Rev.
	TOB VRDO	3.820%	6/7/07		2,610	2,610
[1]	Cleveland OH Airport System Rev.
	TOB VRDO	3.840%	6/7/07	(4)	1,500	1,500
[1]	Cleveland OH GO TOB VRDO	3.810%	6/7/07	(3)	3,035	3,035
	Cleveland OH School Dist.
	GO BAN	4.000%	12/6/07		22,000	22,041
	Cleveland-Cuyahoga County OH Port
	Auth. Rev. (Museum of Art) VRDO	3.770%	6/7/07		5,000	5,000
	Cleveland-Cuyahoga County OH Port
	Auth. Rev. (Museum of Art) VRDO	3.770%	6/7/07		10,000	10,000
	Clinton County OH Hosp. Rev.
	(Kettering Medical Center) VRDO	3.800%	6/7/07	LOC	4,250	4,250
	Clinton County OH Hosp. Rev.

	(Memorial Hosp.) VRDO	3.800%	6/7/07	LOC	5,650	5,650
	Clinton County OH Hosp. Rev.
	(Memorial Hosp.) VRDO	3.870%	6/7/07	LOC	22,300	22,300
[1]	Columbus OH City School Dist.
	School Fac.Construction &
	Improvement GO TOB VRDO	3.780%	6/7/07	(4)	5,490	5,490
[1]	Columbus OH City School Dist.
	School Fac.Construction &
	Improvement GO TOB VRDO	3.810%	6/7/07	(4)	4,445	4,445

Ohio Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
[1]	Columbus OH City School Dist.
	TOB VRDO	3.810%	6/7/07	(4)	8,255	8,255
	Columbus OH GO	5.000%	7/1/07		7,395	7,403
	Columbus OH Regional Airport Auth.
	Airport Refunding Rev. (Oasbo
	Expanded Asset Program) VRDO	3.790%	6/7/07	LOC	32,000	32,000
	Cuyahoga County OH Hosp. Rev.
	(Cleveland Clinic Foundation)
	VRDO	3.930%	6/1/07		5,000	5,000
	Cuyahoga Falls OH BAN	4.000%	12/13/07		14,000	14,017
	Delaware County OH BAN	4.750%	6/13/07		3,600	3,601
	Delaware County OH Port Auth. Econ.
	Dev. Rev. (Columbus Zoological
	Park) VRDO	3.810%	6/7/07	LOC	5,850	5,850
	Findlay OH BAN	4.000%	11/28/07		4,505	4,513
	Findlay OH BAN	4.250%	11/28/07		6,025	6,043
	Franklin County OH Convention
	Center Rev.	0.000%	12/1/07	(1)	4,355	4,276
	Franklin County OH Health Care
	Fac. Rev. (Improvement Presbyterian)
	VRDO	3.780%	6/7/07	LOC	3,905	3,905
	Green City OH BAN	4.750%	7/17/07		7,480	7,489
	Greene County OH BAN	4.750%	8/14/07		1,100	1,102
	Greene County OH BAN	4.250%	5/21/08		1,822	1,831
[1]	Greene County OH Sewer System
	Rev. TOB VRDO	3.820%	6/7/07	(2)	5,530	5,530
[1]	Hamilton County OH Sales
	Tax Rev. TOB VRDO	3.820%	6/7/07	(2)	7,000	7,000
[1]	Hamilton County OH Sewer System
	Rev. TOB VRDO	3.820%	6/7/07	(1)	5,455	5,455
[1]	Hilliard OH School Dist. TOB VRDO	3.820%	6/7/07	(1)	8,550	8,550
	Huron County OH Hosp. Fac. Rev.
	(Fisher-Titus Medical Center) VRDO	3.780%	6/7/07	LOC	9,600	9,600
	Independence OH BAN	4.500%	5/2/08		8,300	8,361
[1]	Lakota OH Local School Dist.
	TOB VRDO	3.810%	6/7/07	(3)	16,480	16,480
[1]	Licking County OH Joint Vocational
	School Dist. TOB VRDO	3.810%	6/7/07	(1)	2,085	2,085
[1]	Lorain County OH Hosp. Fac. Rev.
	(Catholic Healthcare Partners)
	TOB VRDO	3.840%	6/7/07		2,500	2,500
[1]	Marysville OH Exempt Village
	School Dist. TOB VRDO	3.810%	6/7/07	(1)	5,355	5,355
[1]	Marysville OH Exempt Village
	School Dist. TOB VRDO	3.810%	6/7/07	(1)	4,870	4,870
	Mason OH BAN	4.750%	6/28/07		2,350	2,352
	Mason OH BAN	4.750%	7/5/07		2,250	2,252
	Mason OH BAN	4.250%	3/13/08		2,600	2,612
	Mason OH BAN	4.500%	5/22/08		1,000	1,008
	Mason OH BAN	4.500%	5/22/08		2,450	2,468

[2]	Mason OH BAN	4.500%	6/4/08		2,000	2,015
[1]	Miami Univ. of Ohio General
	Receipts Rev.TOB VRDO	3.810%	6/7/07	(2)	11,350	11,350
[1]	Miami Univ. of Ohio General
	Receipts Rev.TOB VRDO	3.820%	6/7/07	(2)	4,275	4,275

Ohio Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
[1]	Middletown OH City School Dist.
	GO TOB VRDO	3.810%	6/7/07	(4)	10,725	10,725
	Montgomery County OH Rev.
	(Catholic Health Initiatives) VRDO	3.730%	6/7/07		22,100	22,100
[1]	Northeast Ohio Regional Sewer
	District TOB VRDO	3.820%	6/7/07	(1)	10,000	10,000
	Ohio Air Quality Dev. Auth. PCR
	(FirstEnergy) VRDO	3.720%	6/7/07	LOC	2,500	2,500
	Ohio Air Quality Dev. Auth. PCR
	(Ohio Edison Co.) VRDO	3.930%	6/1/07	LOC	12,730	12,730
[1]	Ohio Building Auth. Rev.
	(Administration Building Fund)
	TOB VRDO	3.830%	6/7/07	(4)	3,185	3,185
[1]	Ohio GO TOB VRDO	3.810%	6/7/07	(2)	7,525	7,525
[1]	Ohio GO TOB VRDO	3.810%	6/7/07		3,985	3,985
[1]	Ohio GO TOB VRDO	3.810%	6/7/07		5,290	5,290
[1]	Ohio GO TOB VRDO	3.820%	6/7/07		4,100	4,100
[1]	Ohio GO TOB VRDO	3.830%	6/7/07		2,570	2,570
	Ohio GO VRDO	3.720%	6/7/07		2,195	2,195
[1]	Ohio Higher Educ. Capital Fac.
	Rev. TOB VRDO	3.820%	6/7/07		5,170	5,170
	Ohio Higher Educ. Fac. Comm. Rev.
	(Case Western Reserve Univ.) CP	3.670%	7/11/07		6,800	6,800
	Ohio Higher Educ. Fac. Comm. Rev.
	(Case Western Reserve Univ.) CP	3.760%	8/9/07		10,800	10,800
[1]	Ohio Higher Educ. Fac. Comm. Rev.
	(Case Western Reserve Univ.)
	TOB VRDO	3.820%	6/7/07	(1)	5,090	5,090
	Ohio Higher Educ. Fac. Comm. Rev.
	(Case Western Reserve Univ.) VRDO	3.930%	6/1/07		14,890	14,890
	Ohio Higher Educ. Fac. Comm. Rev.
	(College Mount St. Joseph) VRDO	3.790%	6/7/07	LOC	15,400	15,400
	Ohio Higher Educ. Fac. Comm. Rev.
	(Kenyon College) VRDO	3.830%	6/7/07		14,000	14,000
	Ohio Higher Educ. Fac. Comm. Rev.
	(Mount Union College) VRDO	3.790%	6/7/07	LOC	1,330	1,330
	Ohio Higher Educ. Fac. Comm. Rev.
	(Oberlin College Project) VRDO	3.720%	6/7/07		6,315	6,315
	Ohio Higher Educ. Fac. Comm. Rev.
	(Pooled Financing) VRDO	3.830%	6/7/07	LOC	10,690	10,690
[1]	Ohio Higher Educ. Fac. Comm. Rev.
	(Univ. of Dayton) TOB VRDO	3.810%	6/7/07	(2)	5,840	5,840
	Ohio Higher Educ. Fac. Comm.
	Rev. VRDO	3.780%	6/7/07	LOC	3,000	3,000
[1]	Ohio Higher Educ. GO TOB VRDO	3.800%	6/7/07		17,570	17,570
[1]	Ohio Higher Educ. GO TOB VRDO	3.820%	6/7/07		4,875	4,875
[1]	Ohio Higher Educ. GO TOB VRDO	3.830%	6/7/07		10,705	10,705
[1]	Ohio Housing Finance Agency
	Mortgage Rev.TOB VRDO	3.820%	6/7/07		7,320	7,320

Ohio Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
[1]	Ohio Housing Finance Agency
	Mortgage Rev.TOB VRDO	3.820%	6/7/07		3,900	3,900
[1]	Ohio Housing Finance Agency
	Mortgage Rev.TOB VRDO	3.860%	6/7/07		5,270	5,270
[1]	Ohio Housing Finance Agency
	Mortgage Rev.TOB VRDO	3.880%	6/7/07		4,525	4,525
	Ohio Housing Finance Agency
	Mortgage Rev. VRDO	3.800%	6/7/07		6,430	6,430
	Ohio Housing Finance Agency
	Mortgage Rev. VRDO	3.800%	6/7/07		6,400	6,400
	Ohio Housing Finance Agency
	Mortgage Rev. VRDO	3.800%	6/7/07		12,000	12,000
	Ohio Housing Finance Agency
	Mortgage Rev. VRDO	3.820%	6/7/07		5,000	5,000
	Ohio Housing Finance Agency
	Mortgage Rev. VRDO	3.820%	6/7/07		8,580	8,580
	Ohio Housing Finance Agency
	Mortgage Rev. VRDO	3.840%	6/7/07		10,430	10,430
	Ohio Housing Finance Agency
	Mortgage Rev. VRDO	3.840%	6/7/07		5,000	5,000
	Ohio Housing Finance Agency
	Mortgage Rev. VRDO	3.850%	6/7/07		3,405	3,405
	Ohio Housing Finance Agency
	Mortgage Rev. VRDO	3.850%	6/7/07		8,000	8,000
	Ohio Housing Finance Agency
	Mortgage Rev. VRDO	3.850%	6/7/07		970	970
[1]	Ohio Housing Finance Agency
	Rev. TOB VRDO	3.890%	6/7/07		4,000	4,000
[1]	Ohio Infrastructure Improvement
	GO TOB VRDO	3.820%	6/7/07		7,250	7,250
	Ohio Infrastructure Improvement
	GO VRDO	3.720%	6/7/07		3,525	3,525
	Ohio Major New State Infrastructure
	Project Rev.	5.000%	6/15/08		5,475	5,547
	Ohio PCR (Sohio Air British
	Petroleum Co.) VRDO	3.870%	6/1/07		8,000	8,000
	Ohio Solid Waste Rev.
	(BP Exploration & Oil Inc.) VRDO	3.940%	6/1/07		8,025	8,025
	Ohio Solid Waste Rev.
	(BP Exploration & Oil Inc.) VRDO	3.940%	6/1/07		3,140	3,140
	Ohio Solid Waste Rev.
	(BP Exploration & Oil Inc.) VRDO	3.940%	6/1/07		3,000	3,000
	Ohio Solid Waste Rev.
	(BP Exploration & Oil Inc.) VRDO	3.940%	6/1/07		8,005	8,005
	Ohio Solid Waste Rev.
	(BP Exploration & Oil Inc.) VRDO	3.940%	6/1/07		7,625	7,625
[1]	Ohio State Higher Ed 2006 Eclipse Trust
	TOB VRDO	3.820%	6/7/07	(3)	4,995	4,995
	Ohio State Univ. CP	3.650%	6/14/07		10,000	10,000
	Ohio State Univ. CP	3.650%	7/11/07		8,500	8,500

	Ohio State Univ. General Receipts Athens
	VRDO	3.780%	6/7/07	(4)	3,490	3,490
[1]	Ohio State Univ. General Receipts Rev.
	TOB VRDO	3.810%	6/7/07		8,510	8,510
	Ohio State Univ. General Receipts Rev.
	VRDO	3.830%	6/7/07		18,400	18,400
[1]	Ohio Turnpike Comm. Turnpike
	Rev. TOB VRDO	3.810%	6/7/07	(3)	7,700	7,700
[1]	Ohio Turnpike Comm. Turnpike
	Rev. TOB VRDO	3.820%	6/7/07	(3)	16,500	16,500
	Ohio Water Dev. Auth. PCR	5.000%	6/1/07		3,000	3,000
	Ohio Water Dev. Auth. PCR
	(FirstEnergy Nuclear) VRDO	3.780%	6/7/07	LOC	1,500	1,500
	Ohio Water Dev. Auth. PCR
	(FirstEnergy) VRDO	3.900%	6/1/07	LOC	6,500	6,500
	Ohio Water Dev. Auth. PCR
	(FirstEnergy) VRDO	3.790%	6/7/07	LOC	1,250	1,250
	Ohio Water Dev. Auth. PCR
	(FirstEnergy) VRDO	3.800%	6/7/07	LOC	18,000	18,000

Ohio Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Ohio Water Dev. Auth. PCR
	(Ohio Edison Co.) VRDO	3.940%	6/1/07	LOC	11,500	11,500
[1]	Ohio Water Dev. Auth. PCR
	TOB VRDO	3.820%	6/7/07		5,260	5,260
[1]	Ohio Water Dev. Auth. Rev.
	(Drinking Water Fund) TOB VRDO	3.820%	6/7/07		4,925	4,925
	Ohio Water Dev. Auth. Rev.
	(Pure Water) VRDO	3.800%	6/7/07	(1)	10,765	10,765
[1]	Ohio Water Dev. Auth. Rev.
	TOB VRDO	3.810%	6/7/07		10,000	10,000
	Orrville Ohio Ind. Dev.
	(American Weather Seal Co.) VRDO	3.830%	6/7/07	LOC	7,465	7,465
	Parma OH Hosp. Improvement Rev.
	(Parma Community General Hosp.)
	VRDO	3.790%	6/7/07	LOC	3,420	3,420
	Pepper Pike OH BAN	4.250%	10/2/07		3,200	3,206
	Port of Greater Cincinnati OH Dev.
	Auth. Rev. (National Underground
	Railroad Freedom Center) VRDO	3.830%	6/7/07	LOC	7,000	7,000
	Powell OH BAN	4.500%	4/24/08		3,500	3,526
[1]	Princeton OH City School Dist.
	TOB VRDO	3.820%	6/7/07	(1)	15,500	15,500
	Rickenbacker OH Port Auth. Econ.
	Dev. Rev. (YMCA of Central
	Ohio) VRDO	3.860%	6/7/07	LOC	6,810	6,810
	Salem OH Hosp. Rev. VRDO	3.820%	6/7/07	LOC	3,400	3,400
	Stow OH BAN	4.000%	5/9/08		17,145	17,199
[1]	Sugarcreek OH Local School Dist.
	TOB VRDO	3.820%	6/7/07	(4)	6,890	6,890
	Summit County OH Rev.
	(Western Reserve Academy)
	VRDO	3.790%	6/7/07	LOC	5,600	5,600
	Toledo OH City Services Special
	Assessment VRDO	3.760%	6/7/07	LOC	4,000	4,000
	Toledo OH City Services Special
	Assessment VRDO	3.760%	6/7/07	LOC	9,000	9,000
	Univ. of Cincinnati OH General
	Receipts BAN	4.750%	7/6/07		2,275	2,278
	Univ. of Cincinnati OH General
	Receipts BAN	3.730%	10/1/07		7,500	7,500
	Univ. of Cincinnati OH General
	Receipts VRDO	3.790%	6/7/07	(2)	19,205	19,205
	Univ. of Toledo OH General
	Receipts VRDO	3.900%	6/1/07	(3)	17,235	17,235
	Westerville OH Electric System Notes	4.500%	9/20/07		1,625	1,629
Total Municipal Bonds
(Cost $1,040,496)						1,040,496
Other Assets and Liabilities (1.1%)
Other Assets—Note B						17,406
Liabilities						(5,705)

11,701
Net Assets (100%)
Applicable to 1,052,124,399 outstanding
$.001 par value shares of beneficial	1,052,197
interest (unlimited authorization)
Net Asset Value Per Share	$1.00

Ohio Tax-Exempt Money Market Fund

At May 31, 2007, net assets consisted of:
	Amount	Per
	($000)	Share
Paid-in Capital	1,052,156	$1.00
Undistributed Net Investment Income	—	—
Accumulated Net Realized Gains	41	—
Unrealized Appreciation	—	—
Net Assets	1,052,197	$1.00

•  See Note A in Notes to Financial Statements.

1  Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2007, the aggregate value of these securities was $361,855,000, representing 34.4% of net assets.

2  Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2007.

For a key to abbreviations and other references, see page 16.

Ohio Tax-Exempt Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.

BAN—Bond Anticipation Note.

COP—Certificate of Participation.

CP—Commercial Paper.

FR—Floating Rate.

GAN—Grant Anticipation Note.

GO—General Obligation Bond.

IDA—Industrial Development Authority Bond.

IDR—Industrial Development Revenue Bond.

PCR—Pollution Control Revenue Bond.

PUT—Put Option Obligation.

RAN—Revenue Anticipation Note.

TAN—Tax Anticipation Note.

TOB—Tender Option Bond.

TRAN—Tax Revenue Anticipation Note.

UFSD—Union Free School District.

USD—United School District.

VRDO—Variable Rate Demand Obligation.

(ETM)—Escrowed to Maturity.

(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Insurance Association).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) FSA (Financial Security Assurance).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Ohio Tax-Exempt Money Market Fund

Statement of Operations

Six Months Ended
May 31, 2007
($000)
Investment Income
Income
Interest	18,850
Total Income	18,850
Expenses
The Vanguard Group—Note B
Investment Advisory Services	45
Management and Administrative	307
Marketing and Distribution	138
Custodian Fees	5
Shareholders’ Reports	3
Trustees’ Fees and Expenses	1
Total Expenses	499
Expenses Paid Indirectly—Note C	(2)
Net Expenses	497
Net Investment Income	18,353
Realized Net Gain (Loss) on Investment Securities Sold	149
Change in Unrealized Appreciation (Depreciation) of	—
Investment Securities
Net Increase (Decrease) in Net Assets Resulting from Operations	18,502

Ohio Tax-Exempt Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	18,353	31,014
Realized Net Gain (Loss)	149	(30)
Change in Unrealized Appreciation (Depreciation)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	18,502	30,984
Distributions
Net Investment Income	(18,353)	(31,014)
Realized Capital Gain	—	—
Total Distributions	(18,353)	(31,014)
Capital Share Transactions (at $1.00)
Issued	460,729	892,693
Issued in Lieu of Cash Distributions	16,974	28,845
Redeemed	(461,943)	(795,420)
Net Increase (Decrease) from Capital Share Transactions	15,760	126,118
Total Increase (Decrease)	15,909	126,088
Net Assets
Beginning of Period	1,036,288	910,200
End of Period	1,052,197	1,036,288

Ohio Tax-Exempt Money Market Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	May 31,	Year Ended November 30,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.018	.033	.022	.011	.009	.014
Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	—	—	—
Total from Investment Operations	.018	.033	.022	.011	.009	.014
Distributions
Dividends from Net Investment Income	(.018)	(.033)	(.022)	(.011)	(.009)	(.014)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.018)	(.033)	(.022)	(.011)	(.009)	(.014)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	1.80%	3.30%	2.21%	1.06%	0.95%	1.41%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,052	$1,036	$910	$798	$741	$712
Ratio of Total Expenses to
Average Net Assets	0.10%	0.13%	0.13%	0.13%	0.17%	0.17%
Ratio of Net Investment Income to
Average Net Assets	3.57%	3.26%	2.19%	1.06%	0.94%	1.40%

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard Ohio Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state of Ohio.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Dividends from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2007, the fund had contributed capital of $92,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.09% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s investment advisor may direct new-issue purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the fund part of the underwriting fees generated. Such rebates or credits are used solely to reduce the fund’s management and administrative expenses. For the six months ended May 31, 2007, these arrangements reduced the fund’s expenses by $2,000.

D. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year beginning December 1, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

Ohio Long-Term Tax-Exempt Fund

Fund Profile

As of May 31, 2007

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	225	6,917	41,233
Yield	3.9%	—	—
Yield to Maturity	4.0%[3]	4.0%	4.1%
Average Coupon	5.1%	5.0%	5.0%
Average
Effective Maturity	6.9 years	9.8 years	13.1 years
Average Quality	AA+	AAA	AA+
Average Duration	5.3 years	6.1 years	6.4 years
Expense Ratio	0.14%[4]	—	—
Short-Term Reserves	0%	—	—

Volatility Measures[5]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.98	0.98
Beta	0.95	1.13

Distribution by Maturity (% of portfolio)

Under 1 Year	12%
1—5 Years	22
5—10 Years	45
10—20 Years	19
20—30 Years	2

Distribution by Credit Quality (% of portfolio)

AAA	72%
AA	22
A	5
BBB	1

Investment Focus

1  Lehman 10 Year Municipal Bond Index.

2  Lehman Municipal Bond Index.

3  Before expenses.

4  Annualized.

5  For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 40.

Ohio Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 30, 1996–May 31, 2007
				Lehman[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1997	0.9%	5.4%	6.3%	7.1%
1998	2.6	5.2	7.8	8.1
1999	–6.9	4.8	–2.1	–0.4
2000	3.2	5.6	8.8	7.7
2001	3.7	5.2	8.9	8.2
2002	1.8	4.9	6.7	6.7
2003	2.8	4.6	7.4	6.9
2004	–1.0	4.5	3.5	4.0
2005	–1.2	4.4	3.2	3.0
2006	1.6	4.5	6.1	6.2
2007[2]	–1.9	2.1	0.2	0.1

Average Annual Total Returns: Periods Ended March 31, 2007

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Ohio Long-Term Tax- Exempt Fund	6/18/1990	5.27%	5.41%	0.87%	4.86%	5.73%

1  Lehman 10 Year Municipal Bond Index.

2  Six months ended May 31, 2007.

Note: See Financial Highlights table on page 33 for dividend and capital gains information.

Ohio Long-Term Tax-Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets

As of May 31, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Municipal Bonds (101.1%)
Adams County OH School Dist. GO	5.550%	12/1/09 (1)	1,000	1,009
Akron OH GO	5.500%	12/1/18 (1)	1,315	1,398
Akron OH Income Tax Rev.
(Community Learning Center)	5.000%	12/1/27 (3)	6,300	6,559
American Muni. Power Ohio Inc.
(Omega JV)	5.250%	1/1/14 (2)	2,625	2,742
American Muni. Power Ohio Inc.
(Omega JV)	5.250%	1/1/15 (2)	2,865	2,993
American Muni. Power Ohio Inc.
(Omega JV)	5.250%	1/1/16 (2)	1,015	1,060
Amherst OH Exempt Village School
Dist. GO	5.750%	12/1/11 (3)(Prere.)	1,300	1,402
Amherst OH Exempt Village School
Dist. GO	5.750%	12/1/11 (3)(Prere.)	1,300	1,402
Avon OH Local School Dist. GO	5.250%	12/1/13 (1)(Prere.)	2,400	2,582
Bowling Green OH City School Dist.
School Fac.Construction &
Improvement GO	5.000%	12/1/34 (4)	7,005	7,371
Bowling Green State Univ. Ohio
General Receipts Rev.	5.750%	6/1/10 (3)(Prere.)	2,250	2,393
Bowling Green State Univ. Ohio
General Receipts Rev.	5.750%	6/1/10 (3)(Prere.)	1,190	1,265
Butler County OH GO	5.250%	12/1/12 (Prere.)	1,570	1,689
Butler County OH GO	5.250%	12/1/12 (Prere.)	1,655	1,781
Butler County OH Hosp. Fac. Rev.
(Cincinnati Children’s Hosp.)	5.000%	5/15/31 (3)	5,000	5,220
Butler County OH Sewer System
Rev.	5.375%	12/1/09 (3)(Prere.)	1,230	1,289
Butler County OH Transp.
Improvement Dist. Rev.	6.000%	4/1/08 (4)(Prere.)	4,000	4,153
Butler County OH Transp.
Improvement Dist. Rev.	6.000%	4/1/08 (4)(Prere.)	2,320	2,408
Butler County OH Waterworks Rev.	5.250%	12/1/21 (2)	4,000	4,321

Ohio Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Canal Winchester OH Local
School Dist. GO	5.500%	12/1/11 (3)(Prere.)	805	860
Canal Winchester OH Local
School Dist. GO	5.500%	12/1/11 (3)(Prere.)	950	1,015
Canal Winchester OH Local
School Dist. GO	5.500%	12/1/11 (3)(Prere.)	1,080	1,153
Canal Winchester OH Local
School Dist. GO	5.000%	6/1/15 (1)(Prere.)	3,030	3,245
Chillicothe OH City School	5.250%	12/1/14 (3)(Prere.)	1,745	1,892
Dist.
Cincinnati OH City School Dist.
Classroom Fac.Construction &
Improvement	5.250%	12/1/28 (3)	4,000	4,530
Cincinnati OH City School Dist. GO	5.375%	12/1/11 (1)(Prere.)	3,350	3,555
Cincinnati OH City School Dist. GO	5.000%	12/1/13 (4)(Prere.)	5,525	5,851
Cincinnati OH City School Dist.	5.000%	12/15/32 (4)	1,000	1,046
Improvement GO
Cincinnati OH Water System Rev.	5.500%	6/1/11 (Prere.)	1,380	1,463
Cincinnati OH Water System Rev.	5.000%	12/1/23 (1)	6,000	6,374
Cincinnati OH Water System Rev.	5.000%	12/1/32	4,000	4,224
Cleveland OH Airport System Rev.	5.000%	1/1/31 (4)	5,000	5,232
Cleveland OH GO	5.375%	9/1/10 (2)	1,000	1,047
Cleveland OH GO	5.500%	12/1/10 (3)(Prere.)	1,415	1,505
Cleveland OH GO	5.500%	12/1/10 (3)(Prere.)	1,135	1,207

	Cleveland OH GO	5.500%	12/1/11 (3)	1,340	1,423
	Cleveland OH GO	5.375%	9/1/12 (2)	1,000	1,071
	Cleveland OH GO	5.250%	8/1/13 (3)(Prere.)	2,400	2,573
	Cleveland OH GO	5.500%	10/1/20 (2)	7,350	8,358
	Cleveland OH GO	5.500%	10/1/21 (2)	3,675	4,190
	Cleveland OH GO	5.500%	10/1/22 (2)	3,870	4,430
[1]	Cleveland OH GO TOB VRDO	3.810%	6/7/07 (3)	3,000	3,000
	Cleveland OH School Dist. GO	0.000%	12/1/08 (3)(ETM)	400	378
	Cleveland OH State Univ. Rev.	5.250%	6/1/19 (3)	2,825	3,028
	Cleveland OH State Univ. Rev.	5.000%	6/1/30 (3)	8,065	8,500
[2]	Cleveland OH Water Works Rev.	5.500%	1/1/21 (1)	9,635	10,868
	Columbus OH City School Dist.
	School Fac.Construction &
	Improvement GO	5.250%	12/1/14 (4)(Prere.)	2,070	2,245
	Columbus OH City School Dist.
	School Fac.Construction &
	Improvement GO	5.250%	12/1/14 (4)(Prere.)	2,390	2,592

Ohio Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[1]	Columbus OH City School Dist.
	School Fac. GO TOB VRDO	3.810%	6/7/07 (4)	9,010	9,010
	Cuyahoga County OH (Capital
	Improvement) GO	5.750%	12/1/10 (Prere.)	2,000	2,123
	Cuyahoga County OH (Capital
	Improvement) GO	5.750%	12/1/10 (Prere.)	2,000	2,126
	Cuyahoga County OH (Capital
	Improvement) GO	5.750%	12/1/10 (Prere.)	1,710	1,815
	Cuyahoga County OH (Capital
	Improvement) GO	5.750%	12/1/10 (Prere.)	2,000	2,123
	Cuyahoga County OH Hosp. Rev.
	(Cleveland Clinic Foundation)	6.000%	1/1/32	7,000	7,631
	Dayton OH City School Dist.
	(School Fac.)	5.000%	12/1/29 (3)	8,000	8,306
	Defiance OH Waterworks System
	GO	5.650%	12/1/18 (2)	1,130	1,181
	Erie County OH Hosp. Fac. Rev.
	(Firelands Regional
	Medical Center)	5.500%	8/15/22	1,750	1,833
	Fairborn OH City School Dist.
	School Improvement GO	5.500%	12/1/16 (3)	1,840	1,963
	Fairborn OH City School Dist.
	School Improvement GO	5.375%	12/1/20 (3)	1,200	1,268
	Fairfield County OH Hosp. Rev.
	(Lancaster-Fairfield Hosp.)	5.375%	6/15/15 (1)	3,000	3,208
	Franklin County OH Hosp. Rev.
	(Trinity Health Credit Group)	5.000%	6/1/19	4,035	4,185
	Franklin County OH Hosp. Rev.
	(Trinity Health Credit Group)	5.000%	6/1/21	4,465	4,601
	Gallia County OH Hosp. Rev.
	(Holzer Medical Center)	5.125%	10/1/13 (2)	2,000	2,049
	Gallia County OH Local School
	Dist.	5.000%	12/1/26 (4)	2,075	2,187
	Gallia County OH Local School
	Dist.	5.000%	12/1/27 (4)	2,180	2,295
	Gallia County OH Local School
	Dist.	5.000%	12/1/30 (4)	2,000	2,104
	Gallia County OH Local School
	Dist.	5.000%	12/1/33 (4)	5,000	5,248
	Gallipolis Ohio City School Dist.
	(School Fac.)	5.000%	12/1/30 (1)	4,040	4,249
	Garfield Heights OH City School
	Dist.School Improvement GO	5.500%	12/15/11 (1)(Prere.)	1,640	1,752

Ohio Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Greater Cleveland OH Regional
	Transp. Auth. GO	5.375%	12/1/08 (3)(Prere.)	1,665	1,721
	Hamilton County OH Convention
	Center Fac. Auth.Rev.
	Second Lien	5.250%	12/1/20 (3)	1,185	1,268
	Hamilton County OH Convention
	Center Fac. Auth.Rev.
	Second Lien	5.250%	12/1/21 (3)	1,245	1,332
	Hamilton County OH Convention
	Center Fac. Auth.Rev.
	Second Lien	5.250%	12/1/23 (3)	1,380	1,477
	Hamilton County OH Convention
	Center Fac. Auth.Rev.
	Second Lien	5.250%	12/1/24 (3)	1,455	1,557
	Hamilton County OH Econ.
	Dev. Rev. (King Highland
	Community Urban)	5.250%	6/1/28 (1)	7,290	7,859
	Hamilton County OH Hosp.
	Fac. Rev. (Cincinnati
	Children’s Hosp.)	5.200%	5/15/09 (1)	1,365	1,389
	Hamilton County OH Hosp.
	Fac. Rev. (Cincinnati
	Children’s Hosp.)	5.500%	5/15/19 (3)	2,865	3,092
	Hamilton County OH Hosp.
	Fac. Rev. (Cincinnati
	Children’s Hosp.)	5.500%	5/15/20 (3)	3,020	3,256
[3]	Hamilton County OH Sales
	Tax Rev.	5.000%	12/1/32 (2)	10,000	10,517
	Hamilton County OH Sales
	Tax Rev. (Hamilton County
	Football)	5.500%	6/1/08 (1)(Prere.)	575	591
	Hamilton County OH Sewer
	System Rev.	5.450%	12/1/09 (3)	3,250	3,379
	Hamilton County OH Sewer
	System Rev.	5.625%	6/1/10 (1)(Prere.)	755	800
	Hamilton County OH Sewer
	System Rev.	5.625%	6/1/10 (1)(Prere.)	965	1,023
	Hamilton County OH Sewer
	System Rev.	5.250%	12/1/11 (1)(Prere.)	1,000	1,058
	Hamilton County OH Sewer
	System Rev.	5.250%	12/1/11 (1)(Prere.)	1,355	1,433
	Hamilton County OH Sewer
	System Rev.	5.000%	12/1/31 (1)	5,300	5,578
	Hamilton OH City School Dist. GO	5.000%	12/1/34 (4)	2,250	2,368
	Highland OH Local School Dist.
	School Improvement GO	5.750%	12/1/11 (4)(Prere.)	1,510	1,628

Ohio Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Hilliard OH School Dist. GO	0.000%	12/1/12 (3)	3,220	2,585
Hilliard OH School Dist. GO	0.000%	12/1/13 (3)	3,220	2,475
Hilliard OH School Dist. GO	0.000%	12/1/14 (3)	2,720	2,002
Hilliard OH School Dist. GO	0.000%	12/1/15 (3)	3,720	2,615
Hilliard OH School Dist. GO	5.250%	12/1/16 (3)	2,000	2,127
Hilliard OH School Dist. GO	5.000%	12/1/27 (1)	2,895	3,040
Indian Hill OH Exempt
Village School Dist.
Hamilton County GO	5.500%	12/1/11 (Prere.)	1,295	1,384
Jackson OH Local School
Dist. Stark &Summit
Counties Construction
& Improvement	5.250%	6/1/14 (3)(Prere.)	4,350	4,696
Lake County OH Hosp. Fac.
Rev. (Lake Hosp. System
Inc.)	5.375%	8/15/15 (2)	2,900	2,971
Lake Ohio Local School Dist.
Stark County OH GO	5.750%	12/1/10 (3)(Prere.)	1,000	1,063
Little Miami Ohio Local
School Dist.	5.250%	12/1/16 (4)(Prere.)	3,235	3,560
Logan Hocking OH Local
School Dist. GO	5.500%	12/1/11 (1)(Prere.)	1,675	1,789
Lorain County OH GO	5.500%	12/1/22 (3)	1,500	1,608
Lorain County OH Hosp.
Fac. Rev. (Catholic
Healthcare Partners)	6.000%	9/1/08 (1)	1,250	1,281
Lorain County OH Hosp.
Fac. Rev. (Catholic
Healthcare Partners)	5.400%	10/1/21	4,000	4,183
Lucas County OH Hosp. Rev.
(ProMedica Health Care)	5.750%	11/15/14 (1)(ETM)	5,360	5,475
Lucas County OH Hosp. Rev.
(ProMedica Health Care)	5.750%	11/15/14 (1)	640	654
Lucas County OH Hosp. Rev.
(ProMedica Health Care)	5.625%	11/15/15 (2)	2,500	2,620
Lucas County OH Hosp. Rev.
(ProMedica Health Care)	5.625%	11/15/17 (2)	2,075	2,174
Mad River OH Local School
Dist. GO	5.750%	12/1/12 (3)(Prere.)	1,195	1,305
Madeira OH City School Dist. GO	5.250%	12/1/32 (4)	4,605	5,194

Ohio Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Marysville OH Exempt Village
School Dist. COP	5.250%	6/1/15 (1)(Prere.)	2,095	2,275
Marysville OH Exempt Village
School Dist. COP	5.250%	6/1/15 (1)(Prere.)	2,035	2,209
Marysville OH Exempt Village
School Dist. COP	5.250%	6/1/15 (1)(Prere.)	2,140	2,323
Marysville OH Exempt Village
School Dist. COP	5.250%	6/1/15 (1)(Prere.)	3,000	3,257
Marysville OH Exempt Village
School Dist. COP	5.000%	12/1/31 (10)	2,720	2,852
Mason OH City School Dist. GO	5.250%	12/1/20 (3)	1,500	1,669
Mason OH City School Dist. GO	5.250%	12/1/21 (3)	1,500	1,671
Miami Univ. of Ohio General
Receipts Refunding	5.250%	12/1/20 (2)	2,000	2,132
Middletown OH City School
Dist. GO	5.000%	12/1/23 (4)	2,625	2,788
Milford OH Exempt Village
School Dist.School
Improvement GO	6.000%	12/1/11 (4)(Prere.)	1,425	1,551
Milford OH Exempt Village
School Dist.School
Improvement GO	6.000%	12/1/11 (4)(Prere.)	1,600	1,742
Montgomery County OH Rev.
(Catholic Health Initiatives)	5.500%	9/1/11 (Prere.)	3,270	3,476
Montgomery County OH Rev.
(Catholic Health Initiatives)	5.000%	5/1/30	7,630	7,795
Montgomery County OH Rev.
(Catholic Health Initiatives)
VRDO	3.810%	6/7/07	400	400
New Albany Plain OH Local
School Dist. GO	5.500%	6/1/12 (3)(Prere.)	500	537
New Albany Plain OH Local
School Dist. GO	5.500%	12/1/17 (3)	675	724
Nordonia Hills OH Local
School Dist. GO	0.000%	12/1/11 (2)	1,200	1,004
Nordonia Hills OH Local
School Dist. GO	0.000%	12/1/12 (2)	1,700	1,365
North Olmsted OH GO
(Library Improvement)	5.500%	12/1/10 (3)(Prere.)	1,355	1,429

Ohio Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Oak Hills OH Local School Dist.
	GO	7.200%	12/1/09 (1)	1,625	1,753
	Ohio Air Quality Dev. Auth. PCR
	(FirstEnergy) VRDO	3.720%	6/7/07 LOC	17,500	17,500
	Ohio Building Auth. Rev.
	(State Correctional Fac.)	5.750%	4/1/10 (Prere.)	2,000	2,121
	Ohio Building Auth. Rev.
	(State Fac. Art Building)	5.500%	4/1/11 (Prere.)	1,500	1,588
	Ohio Building Auth. Rev.
	(State Fac. Art Building)	5.500%	4/1/11 (Prere.)	1,585	1,678
	Ohio Building Auth. Rev.
	(State Fac. Highway Safety
	Building Fund)	5.500%	10/1/17 (4)	1,305	1,383
	Ohio Building Auth. Rev.
	(State Fac. Highway Safety
	Building Fund)	5.500%	10/1/18 (4)	1,380	1,463
1	Ohio Common Schools
	GO TOB VRDO	3.810%	6/7/07	11,105	11,105
	Ohio Higher Educ. Fac.
	Comm. Rev. (Case Western
	Reserve Univ.)	5.500%	10/1/12 (Prere.)	5,000	5,379
	Ohio Higher Educ. Fac.
	Comm. Rev. (Case Western
	Reserve Univ.)	5.250%	12/1/26 (1)	3,520	3,963
	Ohio Higher Educ. Fac.
	Comm. Rev. (Case Western
	Reserve Univ.)	5.000%	12/1/27 (2)	6,000	6,246
	Ohio Higher Educ. Fac.
	Comm. Rev. (Case Western
	Reserve Univ.)	3.720%	6/7/07	5,400	5,400
	Ohio Higher Educ. Fac. Comm.
	Rev. (Denison Univ.)	5.500%	11/1/11 (Prere.)	1,000	1,075
	Ohio Higher Educ. Fac. Comm.	5.000%	11/1/25	5,535	5,857
	Rev. (Denison Univ.)
	Ohio Higher Educ. Fac. Comm.	5.000%	11/1/26	5,815	6,149
	Rev. (Denison Univ.)
	Ohio Higher Educ. Fac. Comm.	5.000%	11/1/32	3,595	3,786
	Rev. (Denison Univ.)
	Ohio Higher Educ. Fac. Comm.
	Rev. (John Carroll Univ.)	5.850%	4/1/09 (1)(Prere.)	2,875	3,034
	Ohio Higher Educ. Fac. Comm.
	Rev. (John Carroll Univ.)	5.000%	4/1/32	3,415	3,551
	Ohio Higher Educ. Fac. Comm.
	Rev. (Kenyon College)	5.000%	7/1/41	5,000	5,139
	Ohio Higher Educ. Fac. Comm.
	Rev. (Northern Univ.)	5.000%	5/1/26	5,275	5,481

Ohio Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Ohio Higher Educ. Fac. Comm.
	Rev. (Oberlin College Project)
	VRDO	3.720%	6/7/07	7,500	7,500
	Ohio Higher Educ. Fac. Comm.
	Rev. (Oberlin College)	5.000%	10/1/33	5,000	5,170
	Ohio Higher Educ. Fac. Comm.
	Rev. (Univ. Hospitals Health
	System)	5.250%	1/15/46	9,000	9,295
	Ohio Higher Educ. Fac. Comm.
	Rev. (Univ. of Dayton)	5.375%	12/1/16 (2)	1,795	1,908
	Ohio State Univ. General Receipts
	Rev.	5.250%	6/1/23	3,000	3,180
1	Ohio State Univ. General Receipts
	Rev. TOB VRDO	3.810%	6/7/07	5,345	5,345
	Ohio Turnpike Comm. Turnpike Rev.	5.500%	2/15/18	3,150	3,317
	Ohio Turnpike Comm. Turnpike Rev.	5.500%	2/15/19	2,235	2,353
	Ohio Turnpike Comm. Turnpike Rev.	5.500%	2/15/20	1,570	1,653
	Ohio Turnpike Comm. Turnpike Rev.	5.500%	2/15/24 (3)	5,000	5,748
	Ohio Water Dev. Auth. PCR	5.125%	12/1/07 (1)(Prere.)	1,900	1,932
	Ohio Water Dev. Auth. PCR	5.500%	6/1/21	6,435	7,321
	Ohio Water Dev. Auth. PCR	5.500%	6/1/22	6,350	7,254
	Ohio Water Dev. Auth. PCR	5.500%	6/1/23	2,155	2,471
	Ohio Water Dev. Auth. PCR
	(FirstEnergy) VRDO	3.900%	6/1/07 LOC	8,100	8,100
	Ohio Water Dev. Auth. Rev.
	(Fresh Water Improvement)	5.375%	6/1/12 (Prere.)	2,170	2,317
	Ohio Water Dev. Auth. Rev.
	(Fresh Water Improvement)	5.375%	6/1/12 (Prere.)	2,735	2,920
	Ohio Water Dev. Auth. Rev.
	(Fresh Water Improvement)	5.375%	6/1/12 (Prere.)	2,100	2,242
	Ohio Water Dev. Auth. Rev.
	(Fresh Water Improvement)	5.500%	6/1/21 (4)	1,215	1,385
	Ohio Water Dev. Auth. Rev.
	(Fresh Water Improvement)	5.500%	6/1/22	5,370	6,135
	Ohio Water Dev. Auth. Rev.
	(Fresh Water Improvement)	5.500%	12/1/22	4,690	5,374
	Ohio Water Dev. Auth. Rev.
	(Fresh Water Improvement)	5.500%	6/1/23	1,225	1,405
	Ohio Water Dev. Auth. Rev.
	(Fresh Water Improvement)	5.500%	12/1/23	1,115	1,282
	Ohio Water Dev. Auth. Rev.
	(Fresh Water)	5.250%	12/1/30	4,000	4,501
	Ohio Water Dev. Auth. Rev.
	(Pure Water)	7.000%	12/1/09 (2)(ETM)	765	791

Ohio Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Olentangy OH Local School Dist. GO	5.500%	6/1/12 (4)(Prere.)	1,200	1,288
Olentangy OH Local School Dist. GO	5.500%	12/1/16 (4)	30	32
Olentangy OH Local School Dist. GO	5.000%	12/1/30 (4)	5,000	5,259
Olentangy OH Local School Dist.
School Fac.Construction &
Improvement	5.250%	6/1/14 (3)(Prere.)	1,400	1,511
Olentangy OH Local School Dist.
School Fac.Construction &
Improvement	5.500%	6/1/14 (3)(Prere.)	1,300	1,423
Olentangy OH Local School Dist.
School Fac.Construction &
Improvement	5.500%	6/1/14 (3)(Prere.)	2,750	3,010
Parma OH Hosp. Improvement Rev.
(Parma Community General Hosp.)	5.250%	11/1/08 (Prere.)	2,000	2,060
Reynoldsburg OH School Dist. GO	0.000%	12/1/09 (3)	1,465	1,330
Reynoldsburg OH School Dist. GO	0.000%	12/1/10 (3)	1,465	1,277
Richland County OH GO	6.950%	12/1/11 (2)	450	456
Richland County OH GO	5.400%	12/1/15 (2)	1,120	1,129
Rocky River OH City School
Dist. GO	5.375%	12/1/17	2,200	2,388
Sugarcreek OH Local School
Dist. GO	5.250%	12/1/13 (1)(Prere.)	1,215	1,307
Summit County OH GO	6.250%	12/1/10 (3)(Prere.)	1,420	1,543
Summit County OH GO	6.500%	12/1/10 (3)(Prere.)	2,000	2,189
Summit County OH GO	5.750%	12/1/12 (3)(Prere.)	1,800	1,977
Summit County OH GO	5.750%	12/1/12 (3)(Prere.)	1,910	2,098
Summit County OH GO	5.750%	12/1/12 (3)(Prere.)	1,595	1,752
Summit County OH GO	5.750%	12/1/12 (3)(Prere.)	1,420	1,560
Summit County OH GO	5.750%	12/1/12 (3)(Prere.)	2,020	2,219
Summit County OH GO	5.500%	12/1/20 (3)	1,725	1,964
Summit County OH Sanitary
Sewer System Improvement GO	5.500%	12/1/11 (3)(Prere.)	1,015	1,091
Tallmadge OH City School Dist.	5.000%	12/1/28 (4)	3,030	3,172
Teays Valley OH Local School
Dist. GO	5.000%	12/1/27 (1)	3,040	3,192
Tri Valley OH Local School
Dist. GO	5.500%	12/1/16 (3)	1,255	1,384
Tri Valley OH Local School
Dist. GO	5.500%	12/1/19 (3)	1,785	2,016
Univ. of Akron OH General
Receipts Rev.	5.500%	1/1/10 (3)(Prere.)	2,545	2,673
Univ. of Cincinnati OH COP	5.500%	6/1/14 (1)	1,000	1,053

Ohio Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Univ. of Cincinnati OH General
Receipts	5.750%	6/1/11 (3)(Prere.)	1,500	1,616
Univ. of Cincinnati OH General
Receipts	5.750%	6/1/11 (3)(Prere.)	2,500	2,694
Univ. of Cincinnati OH General
Receipts	5.750%	6/1/11 (3)(Prere.)	1,285	1,385
Univ. of Cincinnati OH General
Receipts	5.375%	6/1/12 (Prere.)	2,880	3,070
Univ. of Cincinnati OH General
Receipts	5.375%	6/1/12 (Prere.)	2,000	2,132
Univ. of Cincinnati OH General
Receipts	5.375%	6/1/12 (Prere.)	2,595	2,766
Univ. of Toledo OH General
Receipts	5.250%	6/1/11 (3)(Prere.)	1,080	1,136
Westerville OH City School Dist.
GO	5.500%	6/1/11 (1)(Prere.)	1,225	1,300
Westerville OH City School Dist.
GO	5.500%	6/1/11 (1)(Prere.)	2,000	2,123
Woodridge OH School Dist. GO	6.800%	12/1/14 (2)	2,000	2,239
Wooster OH School Dist. GO	0.000%	12/1/09 (4)	2,195	1,993
Wooster OH School Dist. GO	0.000%	12/1/10 (4)	2,265	1,974
Wooster OH School Dist. GO	0.000%	12/1/11 (4)	2,315	1,936

Outside Ohio:
Puerto Rico GO	5.500%	7/1/20 (1)	1,600	1,815
Puerto Rico GO	5.500%	7/1/29	1,500	1,695
Puerto Rico GO	5.000%	7/1/34	2,000	2,050
Puerto Rico Highway & Transp.
Auth. Rev.	5.500%	7/1/14 (Prere.)	3,400	3,732
Puerto Rico Muni. Finance Agency	5.250%	8/1/19 (4)	3,000	3,179
Puerto Rico Muni. Finance Agency	5.250%	8/1/20 (4)	2,500	2,649
Puerto Rico Public Buildings Auth.
Govt. Fac. Rev.	5.500%	7/1/21 (1)	2,000	2,277
Puerto Rico Public Finance Corp.	5.500%	2/1/12 (Prere.)	3,005	3,208
Puerto Rico Public Finance Corp.	6.000%	8/1/26 (ETM)	305	375
Puerto Rico Public Finance Corp.	5.500%	8/1/29	995	1,044
Virgin Islands Public Finance
Auth. Rev.	5.250%	10/1/17	2,000	2,121

Ohio Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Total Municipal Bonds
(Cost $654,916)				665,887
Other Assets and Liabilities (–1.1%)
Other Assets—Note B				12,559
Liabilities				(19,794)
				(7,235)
Net Assets (100%)
Applicable to 55,645,711 outstanding
$.001 par value shares of
beneficial interest (unlimited
authorization)				658,652
Net Asset Value Per Share				$11.84

Ohio Long-Term Tax-Exempt Fund

At May 31, 2007, net assets consisted of:[4]
	Amount	Per
	($000)	Share
Paid-in Capital	648,166	$11.65
Undistributed Net Investment Income	—	—
Overdistributed Net Realized Gains	(453)	(.01)
Unrealized Appreciation (Depreciation)
Investment Securities	10,971.20
Futures Contracts	(32)	—
Net Assets	658,652	$11.84

•  See Note A in Notes to Financial Statements.

1  Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2007, the aggregate value of these securities was $28,460,000, representing 4.3% of net assets.

2  Securities with a value of $733,000 have been segregated as initial margin for open futures contracts.

3  Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2007.

4  See Note D in Notes to Financial Statements for the tax-basis components of net assets. For a key to abbreviations and other references, see page 30.

Ohio Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.

BAN—Bond Anticipation Note.

COP—Certificate of Participation.

CP—Commercial Paper.

FR—Floating Rate.

GAN—Grant Anticipation Note.

GO—General Obligation Bond.

IDA—Industrial Development Authority Bond.

IDR—Industrial Development Revenue Bond.

PCR—Pollution Control Revenue Bond.

PUT—Put Option Obligation.

RAN—Revenue Anticipation Note.

TAN—Tax Anticipation Note.

TOB—Tender Option Bond.

TRAN—Tax Revenue Anticipation Note.

UFSD—Union Free School District.

USD—United School District.

VRDO—Variable Rate Demand Obligation.

(ETM)—Escrowed to Maturity.

(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Insurance Association).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) FSA (Financial Security Assurance).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Ohio Long-Term Tax-Exempt Fund

Statement of Operations

Six Months Ended
May 31, 2007
($000)
Investment Income
Income
Interest	13,847
Total Income	13,847
Expenses
The Vanguard Group—Note B
Investment Advisory Services	27
Management and Administrative	332
Marketing and Distribution	71
Custodian Fees	1
Shareholders’ Reports	4
Total Expenses	435
Expenses Paid Indirectly—Note C	(3)
Net Expenses	432
Net Investment Income	13,415
Realized Net Gain (Loss)
Investment Securities Sold	325
Futures Contracts	408
Realized Net Gain (Loss)	733
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(13,308)
Futures Contracts	38
Change in Unrealized Appreciation (Depreciation)	(13,270)
Net Increase (Decrease) in Net Assets Resulting from Operations	878

Ohio Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	13,415	24,103
Realized Net Gain (Loss)	733	2,364
Change in Unrealized Appreciation (Depreciation)	(13,270)	7,061
Net Increase (Decrease) in Net Assets Resulting from Operations	878	33,528
Distributions
Net Investment Income	(13,415)	(24,103)
Realized Capital Gain[1]	(1,798)	(3,552)
Total Distributions	(15,213)	(27,655)
Capital Share Transactions—Note F
Issued	105,633	118,274
Issued in Lieu of Cash Distributions	10,902	20,140
Redeemed	(38,418)	(76,473)
Net Increase (Decrease) from Capital Share Transactions	78,117	61,941
Total Increase (Decrease)	63,782	67,814
Net Assets
Beginning of Period	594,870	527,056
End of Period	658,652	594,870

1  Includes fiscal 2007 and 2006 short-term gain distributions totaling $303,000 and $0, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

Ohio Long-Term Tax-Exempt Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	May 31,	Year Ended November 30,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$12.11	$12.00	$12.24	$12.45	$12.14	$11.96
Investment Operations
Net Investment Income	.256	.521	.527	.544	.546	.564
Net Realized and Unrealized
Gain (Loss)on Investments	(.234)	.191	(.140)	(.118)	.343	.217
Total from Investment Operations	.022	.712	.387	.426	.889	.781
Distributions
Dividends from Net Investment
Income	(.256)	(.521)	(.527)	(.544)	(.546)	(.564)
Distributions from Realized
Capital Gains	(.036)	(.081)	(.100)	(.092)	(.033)	(.037)
Total Distributions	(.292)	(.602)	(.627)	(.636)	(.579)	(.601)
Net Asset Value, End of Period	$11.84	$12.11	$12.00	$12.24	$12.45	$12.14

Total Return	0.18%	6.13%	3.20%	3.51%	7.44%	6.68%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$659	$595	$527	$499	$497	$526
Ratio of Total Expenses to
Average Net Assets	0.14%	0.14%	0.14%	0.14%	0.15%	0.14%
Ratio of Net Investment Income to
Average Net Assets	4.29%	4.37%	4.32%	4.42%	4.40%	4.67%
Portfolio Turnover Rate	13%	13%	22%	18%	4%	14%

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Ohio Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state of Ohio.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses Municipal Bond Index, U.S. Treasury Bond, and U.S. Treasury Note futures contracts, with the objectives of enhancing returns, managing interest rate risk, maintaining liquidity, diversifying credit risk and minimizing transaction costs. The fund may purchase or sell futures contracts instead of bonds to take advantage of pricing differentials between the futures contracts and the underlying bonds. The fund may also seek to take advantage of price differences among bond market sectors by simultaneously buying futures (or bonds) of one market sector and selling futures (or bonds) of another sector. Futures contracts may also be used to simulate a fully invested position in the underlying bonds while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Ohio Long-Term Tax-Exempt Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2007, the fund had contributed capital of $59,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.06% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s investment advisor may direct new issue purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the fund part of the underwriting fees generated. Such rebates or credits are used solely to reduce the fund’s management and administrative expenses. The fund’s custodian bank has also agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended May 31, 2007, these arrangements reduced the fund’s management and administrative expenses by $2,000 and custodian fees by $1,000.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

The fund had realized losses totaling $1,252,000 through November 30, 2006, which are deferred for tax purposes and reduce the amount of unrealized appreciation on investment securities for tax purposes.

At May 31, 2007, the cost of investment securities for tax purposes was $656,168,000. Net unrealized appreciation of investment securities for tax purposes was $9,719,000, consisting of unrealized gains of $11,634,000 on securities that had risen in value since their purchase and $1,915,000 in unrealized losses on securities that had fallen in value since their purchase.

At May 31, 2007, the aggregate settlement value of open futures contracts expiring in September 2007 and the related unrealized appreciation (depreciation) were:

			($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
5-Year U.S. Treasury Note	140	14,621	(43)
30-Year U.S. Treasury Bond	(120)	13,095	11

Unrealized appreciation (depreciation) on open futures contacts is required to be treated as realized gain (loss) for tax purposes.

E. During the six months ended May 31, 2007, the fund purchased $86,317,000 of investment securities and sold $38,425,000 of investment securities, other than temporary cash investments.

Ohio Long-Term Tax-Exempt Fund

F. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	May 31, 2007	November 30, 2006
	Shares	Shares
	(000)	(000)
Issued	8,824	9,914
Issued in Lieu of Cash Distributions	913	1,687
Redeemed	(3,213)	(6,415)
Net Increase (Decrease) in Shares Outstanding	6,524	5,186

G. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year beginning December 1, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended May 31, 2007
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Ohio Tax-Exempt Fund	11/30/2006	5/31/2007	Period[1]
Based on Actual Fund Return
Money Market	$1,000.00	$1,017.95	$0.50
Long-Term	1,000.00	1,001.84	0.70
Based on Hypothetical 5% Yearly Return
Money Market	$1,000.00	$1,024.43	$0.50
Long-Term	1,000.00	1,024.23	0.71

1  The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.10% for the Ohio Tax-Exempt Money Market Fund and 0.14% for the Ohio Long-Term Tax-Exempt Fund. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Ohio Tax-Exempt Money Market Fund and Vanguard Ohio Long-Term Tax-Exempt Fund has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Fixed Income Group—serves as the investment advisor for the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the funds’ investment management over both short- and long-term periods, and took into account the organizational depth and stability of the advisor. Vanguard has been managing investments for more than two decades. George U. Sauter, Vanguard managing director and chief investment officer, has been in the investment management business since 1985. Robert F. Auwaerter, principal in charge of the Fixed Income Group, has been in the investment management business since 1978. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of relevant benchmarks and peer groups. The board concluded that the funds have performed in line with expectations, and that their results have been consistent with their investment strategies. Information about the funds’ most recent performance can be found in the Performance Summary sections of this report.

Cost

The board concluded that the funds’ expense ratios were far below the average expense ratios charged by funds in their respective peer groups. Each fund’s advisory expense ratio was also well below its peer-group average. Information about the funds’ expense ratios appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with AAA indicating the most creditworthy bond issuers and MIG-1, A-1+, SP-1+, and F-1+ indicating the most creditworthy issuers of money market securities.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield. A snapshot of a fund’s interest income. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days (7 days for money market funds) and is annualized, or projected forward for the coming year.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief Executive
Trustee since May 1987;	Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment
Chairman of the Board and	companies served by The Vanguard Group.
Chief Executive Officer
147 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
147 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive Officer
Trustee since December 2001[2]	of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry Council;
147 Vanguard Funds Overseen	Director of Tyco International, Ltd. (diversified manufacturing and services) since 2005;
Trustee of Drexel University and of the Chemical Heritage Foundation.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
147 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and
the University Center for Human Values (1990–2004), Princeton University; Director of
Carnegie Corporation of New York since 2005 and of Schuylkill River Development
Corporation and Greater Philadelphia Chamber of Commerce since 2004.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and
Trustee since July 1998	Chief Global Diversity Officer since 2006, Vice President and Chief Information
147 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson &
Johnson (pharmaceuticals/consumer products); Director of the University Medical
Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance
Trustee since December 2004	and Banking, Harvard Business School; Senior Associate Dean, Director of Faculty
147 Vanguard Funds Overseen	Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman
of UNX, Inc. (equities trading firm) since 2003; Chair of the Investment Committee of
HighVista Strategies LLC (private investment firm) since 2005.

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director
147 Vanguard Funds Overseen	of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines) and
147 Vanguard Funds Overseen	AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard
Secretary since July 2005	Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of
147 Vanguard Funds Overseen	The Vanguard Group, and of each of the investment companies served by The Vanguard
Group, since 2005; Principal of The Vanguard Group (1997–2006).

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Treasurer since July 1998	Treasurer of each of the investment companies served by The Vanguard Group.
147 Vanguard Funds Overseen

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller
Mortimer J. Buckley	Paul A. Heller	Ralph K. Packard
James H. Gately	F. William McNabb, III	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1  Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2  December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600

Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Connect with Vanguard, and the ship
logo are trademarks of The Vanguard Group, Inc.
Direct Investor Account Services > 800-662-2739
All other marks are the exclusive property of their
Institutional Investor Services > 800-523-1036	respective owners.

Text Telephone for People
With Hearing Impairment > 800-952-3335	All comparative mutual fund data are from Lipper
Inc.or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting our website, www.vanguard.com,
This material may be used in conjunction	and searching for “proxy voting guidelines,” or by calling
with the offering of shares of any Vanguard	Vanguard at 800-662-2739. They are also available from
fund only if preceded or accompanied by	the SEC’s website, www.sec.gov. In addition, you may
the fund’s current prospectus.	obtain a free report on how your fund voted the proxies for
securities it owned during the 12 months ended June 30.
To get the report, visit either www.vanguard.com
or www.sec.gov.

You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2007 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q962 072007

Item 2: Not Applicable.

Item 3: Not Applicable.

Item 4: Not Applicable.

Item 5: Not Applicable.

Item 6: Not Applicable.

Item 7: Not applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD OHIO TAX-FREE FUNDS
BY:
(signature)
(HEIDI STAM)
JOHN J. BRENNAN*
CHIEF EXECUTIVE OFFICER

Date: July 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD OHIO TAX-FREE FUNDS
BY:
(signature)
(HEIDI STAM)
JOHN J. BRENNAN*
CHIEF EXECUTIVE OFFICER

Date: July 20, 2007

VANGUARD OHIO TAX-FREE FUNDS
BY:
(signature)
(HEIDI STAM)
THOMAS J. HIGGINS*
TREASURER

Date: July 20, 2007

*By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.